Business developments (Details 4) (CHF)	Jul. 31, 2012 Buffer Capital Notes (BCN)	Jun. 30, 2012 Adjustable Performance Plan awards
Capital Developments
Value of hybrid tier 1 instruments to be converted	1,700,000,000
Conversion price		16.29